Other items from operating activities - Loans and advances, valuation allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in the valuation allowance on loans and advances
Financial assets at beginning of period	$ 84,725	$ 104,041
Financial assets at end of period	83,240	84,725	$ 104,041
Loans and advances | Valuation allowance/Cumulative impairments
Changes in the valuation allowance on loans and advances
Financial assets at beginning of period	(294)	(255)	(257)
Increases	(72)	(11)	(27)
Decreases	19	2	11
Currency translation adjustments and other variations	89	(30)	18
Financial assets at end of period	$ (258)	$ (294)	$ (255)